Organization and Summary of Significant Accounting Policies (Details 6) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014	Jun. 30, 2013
Intangible assets carrying value and accumulated amortization
Patents, engineering drawings and software	$ 890	$ 890
Less: accumulated amortization	(552)	(453)
Total	$ 338	$ 437